UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Spencer Capital Management, LLC

   Address:   1995 Broadway, Suite 1801
              New York, NY  10023

   Form 13F File Number:   28-12316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Kenneth H. Shubin Stein, M.D., CFA
   Title:   Managing Member
   Phone:   212-586-4190

Signature, Place and Date of Signing:


/s/ Kenneth H. Shubin Stein, M.D., CFA     New York, NY     August 13, 2008
--------------------------------------     ------------      ---------------

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Spencer Capital Management, LLC
28-12316
Report for Period Ended:  06/30/2008

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           17
   Form 13F Information Table Value Total:     $327,298 (thousands)

List of Other Included Managers:

   None

                           FORM 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
AMBASSADORS INTL INC           COM              023178106      948   216388 SH       DEFINED                       216388
AMERICAN EXPRESS CO            COM              025816109    30701   815011 SH       DEFINED                       815011
AMERICAN EXPRESS CO            COM              025816109    63406  1683200 SH CALL  DEFINED
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    11780   362007 SH       DEFINED                       362007
CELEBRATE EXPRESS INC          COM              15100A104     5663  1502221 SH       DEFINED                      1502221
CHESAPEAKE ENERGY CORP         COM              165167107    20764   314800 SH PUT   DEFINED                       314800
CROSSTEX ENERGY INC            COM              22765Y104    18015   519752 SH       DEFINED                       519752
DEVON ENERGY CORP NEW          COM              25179M103    24032   200000 SH PUT   DEFINED                       200000
E M C CORP MASS                COM              268648102    37264  2536660 SH       DEFINED                      2536660
SEARS HLDGS CORP               COM              812350106    19667   267000 SH       DEFINED                       267000
SEARS HLDGS CORP               COM              812350106    39961   542500 SH CALL  DEFINED
SOUTHWESTERN ENERGY CO         COM              845467109    12455   261600 SH PUT   DEFINED                       261600
VMWARE INC                     CLASS A COM      928563402    20494   380500 SH PUT   DEFINED                       380500
WINTHROP RLTY TR               SH BEN INT       976391102      435   120903 SH       DEFINED                       120903
XTO ENERGY INC                 COM              98385X106    10619   155000 SH PUT   DEFINED                       155000
TEEKAY CORPORATION             COM              Y8564W103      768    17000 SH       DEFINED                        17000
TEEKAY OFFSHORE PARTNERS L P   COM              Y8565J101    10326   522837 SH       DEFINED                       522837